HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
HELD FOR SALE CLASSIFICATION AND DISCONTINUED [Abstract]
HELD FOR SALE CLASSIFICATION AND DISCONTINUED

NOTE 4 -    HELD FOR SALE CLASSIFICATION AND DISCONTINUED OPERATIONS

On February 18, 2014 TAT entered into an agreement to sell its entire interest in Bental, the OEM of Electric Motion Systems operating segment, constituting 70% of Bental's issued and outstanding share capital, to Bental Investments Agshah Ltd. (“Bental Investments”), for an aggregate consideration of $5,000, reflecting an impairment of $3,319 (out of which $2,323 attributed to controlling interest), which is reported in Income (loss) from discontinued operations in the consolidated statement of operations for the year ended December 31, 2013. In addition the Company recorded a loss from discontinued operations of $152 for the year ended on December 31, 2013 (out of which $106 attributed to controlling interest).

The impairment amount is based on the selling price, which is categorized as level 2 measurement.

Closing of the transaction took place on March 27, 2014 after receiving all required approvals to consummate the the transaction.

The following table summarizes the components of assets and liabilities held-for-sale in the consolidated balance sheet as of December 31, 2013:

December 31,
2013
:Assets
2,823	$	Cash and cash equivalents
4,067		Trade accounts receivable
196		Other accounts receivable and prepaid expenses
2,983		Inventories, net
778		Funds in respect of employee right upon retirement
29		Deferred income taxes
2,402	$	Property, plant and equipment, net
13,278		Assets of businesses held for sale
(3,319)		Less: impairment
9,959	$	Total assets held for sale
:Liabilities
946		Trade accounts payables
1,109		Other accounts payable and accrued expenses
248		Long-term loans, net of current maturities
1,070		Liability in respect of employee rights upon retirement
55		Deferred income taxes
3,428	$	Total liabilities held for sale

The following are amounts related to Bental included in net loss from discontinued operations:

	Year ended December 31,
	2013	2012

Revenues	$9,589	$10,008

Loss before taxes on income (tax benefit)	$(148)	$(191)

Loss from discontinued operations, net of tax ($5 and $3 in 2013 and 2012, respectively)	$(3,471)	$(1,205)
Loss from discontinued operations attributable to non-controlling interest	1,042	58
Loss from discontinued operations attributable to TAT Technologies Ltd. shareholders	$(2,429)	$(1,147)